NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
Nature Of Operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1.           NATURE OF OPERATIONS

Metalla Royalty & Streaming Ltd. ("Metalla" or the "Company"), incorporated in Canada, is a precious metals royalty and streaming company, which engages in the acquisition and management of precious metal royalties, streams, and similar production-based interests. The Company's common shares are listed on the TSX Venture Exchange ("TSX-V") under the symbol "MTA" and on the NYSE American ("NYSE") under the symbol "MTA". The head office and principal address is 501 - 543 Granville Street, Vancouver, British Columbia, Canada.

The Company has incurred a cumulative deficit to date of $45,405,293 as at December 31, 2021 and has had losses from operations for multiple years. Continued operations of the Company are dependent on the Company's ability to generate profitable earnings in the future, receive continued financial support, and/or complete external financing. Management expects that its cash balance, cash flows from operating activities, and available credit facilities will be sufficient to fund the operations of the Company for the next twelve months.

In order to better align the Company's reporting cycle with its peers and its royalty and stream partners, the Company changed its year-end from May 31 to December 31, beginning with December 31, 2020. As such, in addition to the audited financial statements for the twelve months ended December 31, 2021, the Company has provided comparative information for the seven months ended December 31, 2020 (a transition year) and the twelve months ended May 31, 2020.